GOODWILL AND INTANGIBLE ASSETS (Details 2) (USD $)	12 Months Ended					3 Months Ended	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011	Oct. 27, 2013 Customer lists/relationships	Oct. 28, 2012 Customer lists/relationships	Apr. 28, 2013 Customer lists/relationships SKIPPY Worldwide, except sales in China	Oct. 27, 2013 Customer lists/relationships SKIPPY Worldwide, except sales in China	Oct. 27, 2013 Formulas and recipes	Oct. 28, 2012 Formulas and recipes	Oct. 27, 2013 Proprietary software and technology	Oct. 28, 2012 Proprietary software and technology	Oct. 27, 2013 Other intangibles	Oct. 28, 2012 Other intangibles
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired						$ 25,100,000	$ 25,100,000
Gross Carrying Amount	85,400,000	75,588,000		43,340,000	22,148,000			17,854,000	17,854,000	14,820,000	22,000,000	9,386,000	13,586,000
Accumulated Amortization	(48,566,000)	(54,375,000)		(14,719,000)	(14,684,000)			(13,824,000)	(11,686,000)	(12,024,000)	(17,319,000)	(7,999,000)	(10,686,000)
Weighted-Avg Life	10 years 1 month 6 days	9 years 4 months 24 days		11 years	10 years 10 months 24 days			8 years 9 months 18 days	8 years 9 months 18 days	10 years 2 months 12 days	9 years 3 months 18 days	7 years 8 months 12 days	7 years 10 months 24 days
Amortization expense	9,479,000	8,975,000	9,476,000
Estimated Amortization Expense
2014	8,654,000
2015	5,474,000
2016	3,349,000
2017	2,918,000
2018	$ 2,676,000